Reserves (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Summary of tabular form of other reserves

	Consolidated
	December 2025 $	June 2025 $
Foreign currency translation reserve	(1,633,404)	(773,511)
Share-based payments reserve	6,737,860	3,873,198

	5,104,456	3,099,687